Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 17. Income Taxes

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
Domestic	$(3,096)	$(10,351)	$36,764
Foreign	62,119	77,657	14,408

	$59,023	$67,306	$51,172

The components of the (benefit) provision for income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
Current:
Domestic	$238	$—	$3,358
Foreign	11,953	12,296	3,599

Total Current Provision	$12,191	$12,296	$6,957
Deferred:
Domestic	(937)	(1,430)	(50,646)
Foreign	(4,716)	(1,472)	(5,571)

Total Deferred (Benefit) Provision	$(5,653)	$(2,902)	$(56,217)

(Benefit) Provision for Income Taxes	$6,538	$9,394	$(49,260)

Reconciliation of income tax computed at the Netherlands statutory tax rate to the (benefit) provision for income taxes is as follows:

	Year Ended December 31,
	2009	2010	2011
Income Tax Expense at Statutory Rate(1)	$15,051	$17,163	$12,793
Foreign Tax Rate Differential	(10,214)	(12,878)	(6,114)
Tax Exempt Revenue	(5,168)	(21,562)	(2,721)
Non-deductible Expenses	10,266	30,181	3,200
Valuation allowance	—	—	4,220
Group tax restructuring deferred tax asset	—	—	(58,494)
Other	(3,397)	(3,510)	(2,144)

(Benefit) Provision for Income Taxes	$6,538	$9,394	$(49,260)

(1)	Statutory rate was at 25.5% in 2009 and 2010, and at 25% in 2011.

Significant components of deferred tax assets are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Fixed assets and intangible assets	$1,476	$46,673
Deferred revenues	20,525	21,544
Exchange differences of foreign subsidiary	274	274
Provisions and reserves	969	740
Net operating loss carry forwards	4,317	15,306
Other	(14)	(193)

Gross deferred tax assets	$27,547	$84,344
Valuation Allowance	(736)	(6,200)

Net deferred tax asset	$26,811	$78,144

The Company maintains a valuation allowance on net operating losses and other deferred tax assets in jurisdictions for which it does not believe it is more-likely-than-not to realize those deferred tax assets based upon all available positive and negative evidence, including historical operating performance, carryback periods, reversal of taxable temporary differences, tax planning strategies and earnings expectations. The Company’s valuation allowance increased by $403 and $5,464 for the years ended December 31, 2010 and 2011, respectively.

The primary reason for the decrease in tax expense for the year ended December 31, 2011 is a group tax restructuring which will support the Company to further optimize its innovative development activities. By undertaking this restructuring the Company has optimized its tax rate and additional tax depreciation on certain assets, both of which result in cash tax savings to the Company thereby making additional cash available to the Company for additional investments in such areas as research and development. The benefit recognized in 2011 relates to the recognition of a deferred tax asset for the additional tax depreciation on certain assets as a result of the restructuring.

As of December 31, 2011, the Company has net operating loss carry forwards of approximately $71,025 which will be available to offset future taxable income. If not used, approximately $14,118 of these carry forwards will expire between 2015 and 2030. The remaining portion of the carry forwards arose in jurisdictions where losses do not expire.

The Company has historically remitted all earnings from its foreign subsidiaries and has maintained this position for all periods presented. Accordingly, there are no unremitted earnings for the periods presented and therefore, the Company has not recognized any deferred tax liabilities for unremitted earnings.

The Company accounts for its uncertain tax positions in accordance with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FASB ASC 740-10”). As of December 31, 2010, gross unrecognized tax benefits totaled $1,541. As of December 31, 2011, the Company had no unrecognized tax benefits. During the year ended December 31, 2011, the Company settled its sole uncertain tax position resulting in a benefit of $638.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in tax expense. The Company had no amounts accrued for interest and penalties during the years presented.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2009	2010	2011
Balance at January 1,	$—	$—	$1,541
Additions for tax positions taken during a prior period	—	—	—
Reductions for tax positions taken during a prior period	—	—	—
Additions for tax positions taken during the current period	—	1,541	—
Reductions for tax positions taken during the current period	—	—	—
Reductions due to settlements with taxing authorities	—	—	(1,541)
Reductions as a result of a lapse of statute of limitations	—	—	—

Balance at December 31,	$—	$1,541	$—

The Company files numerous consolidated and separate company income tax returns in its domestic and foreign jurisdictions. During the year ended December 31, 2011, the Company settled its examination with Cyprus tax authorities, resulting in the favorable settlement of the Company’s sole uncertain tax position. The Company has no other ongoing examinations with local tax authorities. The Company does not expect the amount of unrecognized tax benefits to materially change within the next twelve months. The table below summarizes the open tax years in major jurisdictions as of December 31, 2011:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2006 -2011	N/A
Czech Republic	2009, 2010, 2011	N/A
United Kingdom	2010, 2011	N/A
United States	2008 - 2011	N/A
Germany	2009, 2010, 2011	N/A
France	2009, 2010, 2011	N/A
Hong Kong	2010, 2011	N/A
Cyprus	2011	N/A
China	2010, 2011	N/A
Israel	2007 - 2011	N/A